Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,645,740,999.46	43,700		55.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$320,400,000.00	4.057%		October 15, 2026
Class A-2a Notes	$325,000,000.00	3.88%		June 15, 2028
Class A-2b Notes	$217,400,000.00	4.00735%	*	June 15, 2028
Class A-3 Notes	$542,400,000.00	3.91%		April 15, 2030
Class A-4 Notes	$94,800,000.00	3.95%		July 15, 2031
Class B Notes	$47,370,000.00	4.24%		July 15, 2031
Class C Notes	$31,570,000.00	0.00%		March 15, 2033
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.30%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,372,609.89

Principal:
Principal Collections	$31,008,500.44
Prepayments in Full	$15,874,071.14
Liquidation Proceeds	$281,701.62
Recoveries	$11,205.06
Sub Total	$47,175,478.26
Collections	$53,548,088.15

Purchase Amounts:
Purchase Amounts Related to Principal	$3,193.48
Purchase Amounts Related to Interest	$21.17
Sub Total	$3,214.65

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$53,551,302.80

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	5
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$53,551,302.80
Servicing Fee	$1,201,394.10	$1,201,394.10	$0.00	$0.00	$52,349,908.70
Interest - Class A-1 Notes	$417,309.24	$417,309.24	$0.00	$0.00	$51,932,599.46
Interest - Class A-2a Notes	$1,050,833.33	$1,050,833.33	$0.00	$0.00	$50,881,766.13
Interest - Class A-2b Notes	$798,598.07	$798,598.07	$0.00	$0.00	$50,083,168.06
Interest - Class A-3 Notes	$1,767,320.00	$1,767,320.00	$0.00	$0.00	$48,315,848.06
Interest - Class A-4 Notes	$312,050.00	$312,050.00	$0.00	$0.00	$48,003,798.06
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,003,798.06
Interest - Class B Notes	$167,374.00	$167,374.00	$0.00	$0.00	$47,836,424.06
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,836,424.06
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$47,836,424.06
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$47,836,424.06
Regular Principal Payment	$112,212,581.98	$47,836,424.06	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$53,551,302.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$47,836,424.06
Total					$47,836,424.06

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$47,836,424.06	$149.30	$417,309.24	$1.30	$48,253,733.30	$150.60
Class A-2a Notes	$0.00	$0.00	$1,050,833.33	$3.23	$1,050,833.33	$3.23
Class A-2b Notes	$0.00	$0.00	$798,598.07	$3.67	$798,598.07	$3.67
Class A-3 Notes	$0.00	$0.00	$1,767,320.00	$3.26	$1,767,320.00	$3.26
Class A-4 Notes	$0.00	$0.00	$312,050.00	$3.29	$312,050.00	$3.29
Class B Notes	$0.00	$0.00	$167,374.00	$3.53	$167,374.00	$3.53
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$47,836,424.06	$30.30	$4,513,484.64	$2.86	$52,349,908.70	$33.16

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$112,212,581.98	0.3502265	$64,376,157.92	0.2009243
Class A-2a Notes	$325,000,000.00	1.0000000	$325,000,000.00	1.0000000
Class A-2b Notes	$217,400,000.00	1.0000000	$217,400,000.00	1.0000000
Class A-3 Notes	$542,400,000.00	1.0000000	$542,400,000.00	1.0000000
Class A-4 Notes	$94,800,000.00	1.0000000	$94,800,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,370,752,581.98	0.8681474	$1,322,916,157.92	0.8378508

Pool Information
Weighted Average APR	5.257%	5.268%
Weighted Average Remaining Term	52.37	51.63
Number of Receivables Outstanding	40,453	39,627
Pool Balance	$1,441,672,921.00	$1,394,293,290.99
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,384,828,465.22	$1,339,783,209.16
Pool Factor	0.8760023	0.8472131

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,371.48
Yield Supplement Overcollateralization Amount	$54,510,081.83
Targeted Overcollateralization Amount	$86,089,053.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$71,377,133.07

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,371.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,371.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,371.48

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		60	$212,163.33
(Recoveries)		5	$11,205.06
Net Loss for Current Collection Period			$200,958.27
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1673%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0159%
Second Prior Collection Period			0.0064%
Prior Collection Period			0.1380%
Current Collection Period			0.1701%
Four Month Average (Current and Prior Three Collection Periods)			0.0826%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		269	$411,706.63
(Cumulative Recoveries)			$12,705.06
Cumulative Net Loss for All Collection Periods			$399,001.57
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0242%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,530.51
Average Net Loss for Receivables that have experienced a Realized Loss			$1,483.28

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.59%	195	$8,217,842.53
61-90 Days Delinquent	0.10%	30	$1,389,793.14
91-120 Days Delinquent	0.02%	7	$346,070.81
Over 120 Days Delinquent	0.01%	3	$188,027.04
Total Delinquent Receivables	0.73%	235	$10,141,733.52

Repossession Inventory:
Repossessed in the Current Collection Period		21	$1,014,904.79
Total Repossessed Inventory		26	$1,329,645.08

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0508%
Prior Collection Period			0.0964%
Current Collection Period			0.1009%
Three Month Average			0.0827%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1380%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	5

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	125	$6,089,348.94
2 Months Extended	121	$6,279,968.26
3+ Months Extended	36	$1,428,627.89

Total Receivables Extended	282	$13,797,945.09
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer